General Information	12 Months Ended
Dec. 31, 2021
Disclosure Of General Information [Abstract]
General Information
1. GENERAL INFORMATION
These consolidated financial statements are the annual financial statements of LumiraDx Limited (“the Company”) and its subsidiaries (“the Group”) (“the Financial Statements”).
The Company is an exempted company limited by shares incorporated in the Cayman Islands (registered number 314391) with registered offices situated at the offices of Ocorian Trust (Cayman) Limited, PO Box 1350, Windward 3, Regatta Office Park, Grand Cayman
KY1-1108
.
The subsidiaries of the Company are listed in
Note 9
.